Leases	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Leases
18.	Leases

18.1.	Future minimum lease payments / receipts – finance leases

	Receipts			Payments
Estimated lease payments / receivable	Future value	Annual interest	Present value	Future value	Annual interest	Present value
2018	123	(69)	54	52	(27)	25
2019-2022	481	(221)	260	148	(75)	73
2023 and thereafter	603	(128)	475	388	(257)	131

As of December 31, 2017 (*)	1,207	(418)	789	588	(359)	229

Current			54			25
Non-current			735			204

As of December 31, 2017 (*)			789			229

Current			91			18
Non-current			1,383			226

As of December 31, 2016			1,474			244

(*)	For information on termination of the finance lease contract related to Vitoria 10,000 drilling rig in 2017, see note 8.3.

18.2.	Future minimum lease payments – operating leases

Operating leases mainly include oil and gas production units, drilling rigs and other exploration and production equipment, vessels and support vessels, helicopters, land and building leases.

2018	8,417
2019	6,292
2020	6,228
2021	6,544
2022	6,180
2023 and thereafter	58,358

As of December 31, 2017	92,019

As of December 31, 2016	96,918

As of December 31, 2017, the balance of estimated future minimum lease payments under operating leases includes US$ 52,701 (US$ 49,671 as of December 31, 2016) with respect to assets under construction, for which the lease term has not commenced.

During 2017, the Company recognized expenditures of US$ 10,228 (US$ 9,920 in 2016) for operating leases installments.

As shown in note 6.1, the IFRS 16 provisions will govern the accounting treatment for operating leases from January 1, 2019.